Provisions (Tables)	12 Months Ended
Dec. 31, 2025
Provisions.
Schedule of provisions

	As at December 31
(in EUR 000)	2025	2024
Provision for constructive obligation	1,206	672
Other provisions	190	328
Total provisions	1,396	1,000